INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$
Cost:
Computer software	19,343	3,576	516
License agreement	800	800	115
Mobile applications	-	60,200	8,671
Online payment and other licenses	185,698	-	-
Internet domain name	2,861	2,861	412
	208,702	67,437	9,714
Accumulated amortization:
Computer software	(6,050)	(2,320)	(334)
License agreement	(800)	(800)	(115)
Online payment and other licenses	(344)	(1,188)	(171)
Internet domain name	(1,360)	(1,582)	(229)
	(8,554)	(5,890)	(849)

Intangible assets, net	200,148	61,547	8,865

Amortization expenses were approximately RMB1,634, RMB1,361 and RMB 6,846 (US$369) for the years ended December 31, 2014, 2015 and 2016, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$

2017	12,769	1,839
2018	12,490	1,799
2019	12,398	1,786
2020	12,358	1,780
2021 and thereafter	11,532	1,661

	61,547	8,865